Document and Entity Information	12 Months Ended
Jul. 31, 2017
Document And Entity Information
Entity Registrant Name	PURE BIOSCIENCE, INC.
Entity Central Index Key	0001006028
Document Type	POS AM
Document Period End Date	Jul. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PURE